Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
Remeasurement of secured notes	$ 36,916	$ (29,690)
Corporate and administrative expenses	(21,181)	(17,441)
Foreign exchange gain (loss)	(44,610)	9,282
Other income - flow-through shares	6,903	4,183
Environmental rehabilitation expense	(450)
Finance income (loss)	3,166	(1,795)
Finance costs and other	(616)	(2,500)
Earnings (loss) before income taxes	(19,872)	(37,961)
Income tax recovery (expense)	(11,375)	8,695
Net loss for the year	(31,247)	(29,266)
Items that will not be reclassified to net income or loss
Remeasurement of secured notes	34,199	(84,393)
Change in fair value of marketable securities	1,653	54
Tax impact	(9,455)	22,780
Total other comprehensive income (loss)	26,397	(61,559)
Comprehensive income (loss) for the year	$ (4,850)	$ (90,825)
Weighted average number of common shares outstanding
Basic (in Shares)	88,765,198	83,001,989
Diluted (in Shares)	88,765,198	83,001,989
Loss per common share
Basic (in Dollars per share)	$ (0.35)	$ (0.35)
Diluted (in Dollars per share)	$ (0.35)	$ (0.35)